1 Corporate information	12 Months Ended
Dec. 31, 2020
Corporate Information
Corporate information
1	Corporate information

Sendas Distribuidora S.A. ("Sendas Distribuidora" or the “Company”) is mainly engaged in the retail and wholesale sale of food, bazar, and other products through its stores, represented by the banner “ASSAÍ”. Sendas Distribuidora is based in the State of Rio de Janeiro, at Avenida Ayrton Senna, 6.000, Lote 2 - Anexo A, Jacarepaguá/RJ. On December 31, 2020, the Company operated 184 stores and 12 Distribution Centers in 22 states and Federal District in Brazil.

On December 31, 2020, the Company completed a corporate reorganization (the “Transaction”) that resulted in the separation of the Company’s cash and carry business under the ASSAÍ banner from the traditional retail business of Companhia Brasileira de Distribuição (“GPA”). As a result of the Transaction, the Company ceased to be a wholly-owned subsidiary of GPA and became a direct subsidiary of Wilkes Participações S.A. (“Wilkes”), whose parent company is Casino Guichard Perrachon (“Casino”), a French company listed in the Paris Stock Exchange. See note 1.3.

1.1	Acquisition and subsequent distribution of Almacenes Éxito S.A.

On November 27, 2019, the Sendas Distribuidora completed a public offering in Colombia to acquire the shares of Almacenes Éxito S.A. (“Éxito”) from the public including those owned by Casino. Éxito is a Colombian company that operates the Éxito, Carulla, Super Inter, Surtimax and Surtimayorista supermarket and hypermarket banners in Colombia, the Libertad banner in Argentina and the Disco and Devoto banners in Uruguay. Additionally, Éxito also operates shopping centers in Colombia under the banner Viva. Éxito is listed on the Colombian Securities Exchange. Further details of the acquisition are disclosed in note 14.

On December 31, 2020, as part of the Transaction, the Company distributed, to GPA, all of the shares of Éxito. As a result, Éxito and its subsidiaries (collectively, the “Éxito Group”) have been presented as discontinued operation. See notes 1.3 and 33.

1.2	Listing of Sendas Distribuidora

The Transaction contemplated the listing of the Company’s common shares on the B3 S.A. – Brasil, Bolsa, Balcão (“B3”) and the Company’s American Depositary Shares (“ADSs”) on the New York Stock Exchange (“NYSE”).

On December 11, 2020, the Company became a publicly held company in Brazil, registered with the Brazilian Securities and Exchange Commission (“CVM”) under category “A”.

On February 10, 2021, the Company’s request to list its common shares to trade on the Novo Mercado segment of the B3 was approved, and the Company’s common shares started trading on the B3 on March 1, 2021, under the ticker symbol “ASAI3”.

On February 12, 2021, the Company’s request to list its ADSs representing common shares on the NYSE was approved, and the Company’s ADSs started trading on the NYSE on March 8, 2021, under the ticker symbol “ASAI”.

In connection with the Transaction, holders of GPA’s common shares received one common share issued by the Company for each common share of GPA held at the close of trading on February 26, 2021. In addition, holders of GPA’s ADSs received one ADS (each representing one common share of the Company) for each ADS of GPA held at the close of trading on March 2, 2021.

1.3	Corporate Reorganization

The initial study to segregate Sendas Distribuidora through a partial spin-off from its parent company GPA was approved, by the Board of Directors meeting, held on September 9, 2020.

On November 19, 2020, the Company obtained from its creditors all the necessary consents to undertake the Transaction including holders of the Company’s debentures and promissory notes, as the case may be, agreed to, among other things, amend the interest rates charged for each series of debentures, release GPA as guarantor of the Company's debentures and promissory notes, and amend certain financial covenants upon the conclusion of the Transaction. The total amount of the renegotiated debt was R$6,644, representing 85% of the Company's gross debt on December 31, 2020. In addition, the Company obtained a "waiver" for the compliance of the financial covenants for the period from December 31, 2020 through December 31, 2023 and as a result, the amount of R$71 was recognized in the financial result, which is recorded under “cost of debt”. See note 28.

At meetings held on December 12, 2020 and disclosed to the market on December 14, 2020, the Board of Directors of the Company and GPA approved the Transaction to separate the cash and carry business under the ASSAÍ banner from the traditional retail business of GPA.

At the Extraordinary Shareholders’ Meeting held on December 31, 2020, shareholders of the Company and GPA approved the Transaction, as described below:

•	The Company engaged in an exchange transaction with GPA (the “Exchange Transaction”) in which certain assets of GPA were transferred to the Company in exchange for an equivalent value of the shares of Éxito held by the Company (corresponding to 9.07% of the total outstanding shares of Éxito). The assets of GPA transferred to the Company consisted of:
•	50% of the shares of Bellamar Empreendimentos e Participações Ltda. (“Bellamar”), a holding company that holds an investment in 35.76% of the shares of Financeira Itaú CBD S.A. – Crédito, Financiamento e Investimento (“FIC”), in the amount of R$769 million, see note 14.1; and
•	five parcels of real estate (the “Real Estate Assets”), in the aggregate amount of R$146 million, which may be developed as sites for new stores in the future, see note 16.2.
•	Following and contemporaneously with the Exchange Transaction, the Company distributed to GPA the remaining shares of Éxito held by the Company (corresponding to 87.80% of the total outstanding shares of Éxito).
•	The Company distributed certain assets to GPA in the net amount of R$20 million. GPA conducted the following capital contributions:
•	GPA transferred to the Company the net assets of stores that may be developed by the Company in the future, with a residual value of R$45 million, see note 24.1;
•	GPA contributed intercompany receivables to Company for an amount of R$140 million; and
•	GPA contributed R$500 million in cash to the Company.

In addition, on December 12, 2020, the Company entered into a Separation Agreement with GPA, which provides a framework for the Company’s relationship with GPA following the Transaction. Pursuant to the Separation Agreement, the Company will recognize certain assets and liabilities related to contingencies and their related judicial deposits for which the parties have agreed to be responsible following the Transaction, in a net amount of R$127 million, see note 12.

1.3.1	Derecognition of Éxito subsidiary

The following is Éxito’s balance sheets as of December 31, 2020, which were derecognized in the Company’s consolidated balance sheet as a result of the Transaction described above. Upon the derecognition Éxito, which was the Company’s only subsidiary, the Company no longer presents consolidated financial statements.

	Notes	As of December 31, 2020 (Transaction date)
Current assets
Cash and cash equivalents		3,687
Trade receivables		384
Other accounts receivables		220
Inventories		2,993
Recoverable taxes		570
Other current assets		130
		7,984
Assets held for sale		30
Total current assets		8,014
Non-current assets
Related parties		82
Restricted deposits for legal proceeding		3
Other non-current assets		171
Investments	13	480
Investment properties	15	3,639
Property, plant and equipment	16.2	10,504
Intangible assets	17	4,051
Total non-current assets		18,930
Total assets		26,944
Current liabilities
Trade payable		6,449
Borrowings and financing	19.14	1,051
Payroll and related taxes		375
Lease liabilities	21.3	377
Related parties		77
Taxes and social contributions payable		288
Acquisition of non-controlling interest		636
Deferred revenues		200
Dividends payable		40
Other current liabilities		236
Total current liabilities		9,729
Non-current liabilities
Borrowings and financing	19.14	520
Deferred income tax and social contribution		883
Provision for legal proceeding	20	139
Lease liabilities	21.3	2,039
Other non-current liabilities		39
Total non-current liabilities		3,620
Shareholders´ equity
Total shareholders´ equity		13,595
Total Liabilities and Shareholders´ equity		26,944

1.4	Impacts of the pandemic on the Company’s financial statements

The Company has been monitoring the spread of COVID-19 (Coronavirus) and its impacts on its operations. Management took actions, among them, we appointed a crisis committee composed of senior management, which makes decisions in line with recommendations of the Brazilian Ministry of Health, local authorities, and professional associations.

The Company implemented all the measures to mitigate the transmission of virus at our stores, distribution centers, and offices, such as frequent sanitization, employees’ safety/protection equipment, flexible working hours, and home office, among others.

Since the beginning of the COVID-19 outbreak, our stores have remained open during periods of general lockdown, as we are considered an essential service. The Company has a strong commitment to society to continue selling essential products to its customers. We did not face supply-side hurdles from industries that continued supplying our distribution centers and stores.

In this regard, the Company fully analyzed its financial statements, in addition to updating the analyses of going concern. Below are the key topics analyzed:

•	The Company reviewed its budget, adopted to estimate the calculation of recovery of the store assets and intangible assets on December 31, 2020, and no significant reductions were seen in revenues, and in other items of the income statement to evidence impairment of these assets. Due to uncertainties concerning the end of the pandemic and its macroeconomic effects, the Company analyzed the indication of impairment for certain assets and, accordingly, updated its impairment tests (see note 16.1). The recoverable value is determined by calculating the value in use, from cash projections deriving from financial budgets, which were reviewed and approved by senior management for the next three years, considering the assumptions updated for December 31, 2020. The discount rate applied to cash flow projections is 9.8% on December 31, 2020 (8.4% on December 31, 2019), and the cash flows to exceed three years are extrapolated, applying a growth rate of 4.6% on December 31, 2020 (4.8% on December 31, 2019). As a result of this analysis, we did not identify the need for recording a provision for impairment of these assets;
•	The Company analyzed the collection of balances of accounts receivable from credit card operators, clients, galleries at our stores, property rentals, and concluded that, at this point, it is not necessary to record provisions, in addition to those already recorded;
•	Concerning inventories, the Company does not foresee the need to make a market price adjustment;
•	Financial instruments already reflect the market assumptions in their valuation, there are no additional exposures not disclosed. The Company is not exposed to significant financing denominated in US dollars;
•	At this point, the Company does not foresee additional funding; and
•	Finally, the costs necessary to adapt the Company’s stores to serve the public were not significant and are highlighted in note 27 – Other operating expenses, net.

In summary, according to Management’s estimates and the monitoring of the impacts of the pandemic, there are no effects that should be recorded in the Company’s financial statements, nor are there any effects on the continuity and / or estimates of the Company that would justify changes or recording provisions in addition to those already disclosed.

1.5	Sale and Leaseback Transaction

In line with the Company’s asset monetization strategy, on March 5, 2020, the Company entered into a Sale and Leaseback Transaction with investment funds administered by BRL Trust Distribuidora de Títulos e Valores Mobiliários S.A. and managed by TRX Gestora de Recursos Ltda., by signing the “Private Instrument of Real Property Purchase and Sale and leaseback Commitment and Surface Real Right”. This agreement initially includes the sale of 13 real properties owned by the Company, for a total amount of R$532.

• On May 29, 2020, the Company sold 4 of these real estate properties, for a total amount of R$175 paid in cash.

• On June 29, 2020, the Company sold the other 4 real estate properties, for the total amount of R$206, paid in cash.

• On July 22, 2020, the Company sold an additional 4 real estate properties for a total amount of R$131, excluding 1 real property of non-relevant amount out of total volume.

The Company recognized a gain on sale of R$52 as result of these transactions, see note 27.

Concurrently with the sale transaction, the parties signed lease agreements for each real property, each with a 15-year term, renewable for an equal period, ensuring the continuity of the Company’s operations in the real properties with sustainable financial conditions.